Deferred Revenue from Extended Product Warranty Liabilities (Tables)	3 Months Ended
Mar. 31, 2012
Deferred Revenue from Extended Product Warranty Liabilities [Abstract]
Summary of Changes to Deferred Revenue

	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$4.8	$5.7
Revenue earned	(0.2)	(0.9)

Balance at end of period	$4.6	$4.8